DEPRECIATION AND AMORTIZATION	12 Months Ended
Jan. 02, 2022
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2021	2020

Depreciation of property, plant and equipment (note 9)	$92,176	$108,452
Depreciation of right-of-use assets (note 10)	13,973	14,656
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	11,177	3,676
Amortization of intangible assets, excluding software (note 11)	12,818	14,302
Amortization of software (note 11)	5,258	6,104
Depreciation and amortization included in net earnings	$135,402	$147,190